Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Plan is not intended to qualify as an “Employee Stock Purchase Plan,” as set forth in section 423 of the Internal Revenue Code of 1986, as amended. Participants are subject to any required tax withholding by the Company on the taxable compensation earned under the Plan. Taxable compensation is recognized as imputed income by participants equal to the difference between the aggregate discounted price paid by the participant and the aggregate market price of the shares on the date of the purchase.